State Street SPDR EURO STOXX 50 ETF Investment Objectives and Goals - State Street SPDR EURO STOXX 50 ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® EURO STOXX 50® ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR EURO STOXX 50 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the EURO STOXX 50® Index.